Financial assets and liabilities	12 Months Ended
Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities

5. Financial assets and liabilities

This note provides information about the Group's financial instruments, including:

•	an overview of all financial instruments held by the Group;
•	specific information about each type of financial instrument;
•	accounting policies; and
•	information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2020
Cash & cash equivalents	5(a)	—	—	129,328	129,328
Trade & other receivables	5(b)	—	—	1,574	1,574
Financial assets at fair value through other comprehensive income	5(c)	1,871	—	—	1,871
Other non-current assets	5(d)	—	—	3,311	3,311
		1,871	—	134,213	136,084
As of June 30, 2019
Cash & cash equivalents	5(a)	—	—	50,426	50,426
Trade & other receivables	5(b)	—	—	4,060	4,060
Financial assets at fair value through other comprehensive income	5(c)	2,317	—	—	2,317
Other non-current assets	5(d)	—	—	3,324	3,324
		2,317	—	57,810	60,127

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2020
Trade and other payables	5(e)	—	—	24,972	24,972
Borrowings	5(f)	—	—	89,478	89,478
Contingent consideration	5(g)(iii)	—	45,166	—	45,166
		—	45,166	114,450	159,616
As of June 30, 2019
Trade and other payables	5(e)	—	—	13,060	13,060
Borrowings	5(f)	—	—	81,286	81,286
Contingent consideration	5(g)(iii)	—	47,534	—	47,534
		—	47,534	94,346	141,880

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

The Group’s exposure to various risks associated with the financial instruments is discussed in Note 10. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

a.	Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Cash at bank	128,916	50,005
Deposits at call(1)	412	421
	129,328	50,426

(1)	As of June 30, 2020 and June 30, 2019, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.
(i)	Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

b.	Trade and other receivables and prepayments
(i)	Trade receivables

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Trade debtors	678	1,739
Income tax and tax incentives recoverable(1)	—	1,511
Foreign withholding tax recoverable	471	471
Security deposit	252	250
Sundry debtors	—	2
Other recoverable taxes (Goods and services tax and value-added tax)	173	86
Interest receivables	—	1
Trade and other receivables	1,574	4,060

(1)

The Group’s research and development activities are not eligible for the refundable tax offset under an Australian Government tax incentive as a result of the Group earning revenues in excess of A$20.0 million for the years ended June 30, 2020 and 2019. For the year ended June 30, 2020, the Group has recognized $Nil income from research and development tax incentives. The $1.5 million recognized as a receivable at June 30, 2019 related to revenue from research and development tax incentives for the year ended June 30, 2018, and was received in July 2019.

(i)	Prepayments

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Clinical trial research and development expenditure	3,304	6,042
Prepaid insurance and subscriptions	1,337	1,095
Other	1,005	899
Prepayments	5,646	8,036

(iii) Classification as trade and other receivables

Trade receivables and other receivables represent the principal amounts due at balance date less, where applicable, any provision for expected credit losses. The Group uses the simplified approach to measuring expected credit losses, which uses a lifetime expected credit loss allowance. Debts which are known to be uncollectible are written off in the consolidated income statement. All trade receivables and other receivables are recognized at the value of the amounts receivable, as they are due for settlement within 60 days and therefore do not require remeasurement.

(iv) Other receivables

These amounts generally arise from transactions outside the usual operating activities of the Group.

(v) Fair values of trade and other receivables

Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.

(vi) Impairment and risk exposure

Information about the impairment of trade and other receivables, their credit quality and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 10(a) and (b).

c.	Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Unlisted securities:
Equity securities	1,871	2,317
	1,871	2,317

(i) Classification of financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income comprises equity securities which are not held for trading, and which the Group has irrevocably elected at initial recognition to recognize in this category. These are strategic investments and the Group considers this classification to be more relevant.

The financial assets are presented as non-current assets unless they mature, or management intends to dispose of them within 12 months of the end of the reporting period.

(ii) Impairment indicators for financial assets at fair value through other comprehensive income

Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value. See Note 22(m)(iv) for further details about the Group’s impairment policies for financial assets.

(iii) Amounts recognized in other comprehensive income

For the years ended June 30, 2020, 2019 and 2018, the Group recognized in statement of comprehensive income a loss of $0.4 million, a loss of $0.4  thousand and a gain of $0.3 million respectively, for change in fair value of the financial assets through other comprehensive income.

(iv) Fair value, impairment and risk exposure

Information about the methods and assumptions used in determining fair value is provided in Note 5(g). None of the financial assets through other comprehensive income are either past due or impaired.

All financial assets at fair value through other comprehensive income are denominated in USD.

d.	Other non-current assets

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Bank Guarantee	660	673
Letter of Credit	1,178	1,178
U.S. Tax credits	1,473	1,473
	3,311	3,324

(i) Classification of financial assets as other non-current assets

Bank guarantee

These funds are held in an account named Mesoblast Limited at National Australia Bank according to the terms of a Bank Guarantee which is security for the sublease agreement for our occupancy of Level 38, 55 Collins Street, Melbourne, Victoria, Australia. The Bank Guarantee is security for the full and faithful performance and observance by the subtenant of the terms, covenants and conditions of the sublease. The Bank Guarantee continues in force until it is released by the lessor.

Letter of credit

These funds held in an account named Mesoblast, Inc. at the Bank of America according to the terms of an irrevocable standby letter of credit which is security for the sublease agreement for our occupancy of 505 Fifth Avenue, New York, New York, United States of America. The letter of credit is security for the full and faithful performance and observance by the subtenant of the terms, covenants and conditions of the sublease. The letter of credit is deemed to automatically extend without amendment for a period of one year at each anniversary but will not automatically extend beyond the final expiration of July 31, 2021.

U.S. Tax credits

These funds are receivable from the Internal Revenue Service (“IRS”) as a result of the changes in the U.S. corporate income tax legislation with the Tax Act. Tax credits arising from the Alternative Minimum Tax (“AMT”) regime become refundable in 2021.

(ii) Impairment and risk exposure

No other non-current assets are either past due or impaired.

e.	Trade and other payables

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Trade payables and other payables	24,972	13,060
Trade and other payables	24,972	13,060

The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.

f.Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Borrowings
Secured liabilities:
Borrowing arrangements	80,000	80,000
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	16,216	8,024
	89,478	81,286

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Borrowings
Current	32,455	14,007
Non-current	57,023	67,279
	89,478	81,286

(i) Borrowing arrangements

Hercules

In March 2018, the Group entered into a loan and security agreement with Hercules, for a $75.0 million non-dilutive, four-year credit facility. The Group drew the first tranche of $35.0 million on closing and a further tranche of $15.0 million was drawn in January 2019. An additional $25.0 million may be drawn, subject to certain conditions. The loan matures in March 2022.

In August 2020, as disclosed in Note 15, the Group amended the terms of the loan to defer the commencement of principal repayments to March 2021. As at June 30, 2020, principal repayments were due to commence in October 2020 and as a result $24.3 million of the borrowings were recognized as a current liability, given that the terms of the loan agreement to defer principal repayments were amended subsequent to the period end. Principal repayments can be further deferred to the loan maturity date of March 2022 if certain milestones are satisfied.

Interest on the loan is payable monthly in arrears on the 1st day of the month. At closing date, the interest rate was 9.45% per annum. At June 30, 2019, in line with increases in the U.S. prime rate, the interest rate was 10.45%. On August 1, September 19 and October 31, in line with the decreases in the U.S. prime rate, the interest rate on the loan decreased to 10.20%, 9.95% and 9.70%, respectively, and remains at 9.70% at June 30, 2020 in line with the amended terms of the loan agreement. As at June 30, 2020, the Group recognized $3.6 million in interest payable within twelve months as a current liability.

In the years ended June 30, 2020 and 2019, the Group recognized gains of $1.3 million and $0.4 million, respectively, in the Income Statement as remeasurement of borrowing arrangements within finance costs. These remeasurement gains relate to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our existing credit facility.

NovaQuest

On June 29, 2018, the Group drew the first tranche of $30.0 million of the principal amount from the $40.0 million loan and security agreement with NovaQuest. There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.

All interest and principal payments will be deferred until after the first commercial sale of RYONCIL for the treatment in pediatric SR-aGVHD. The Group can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge, and may decide to do so if net sales of RYONCIL for pediatric SR-aGVHD are significantly higher than current forecasts.

If there are no net sales of RYONCIL for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of RYONCIL for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of RYONCIL for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of RYONCIL for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.

Because of this relationship of net sales and repayments, changes in our estimated net sales as we approach the potential approval of RYONCIL for pediatric SR-aGVHD (Prescription Drug User Fee Act (“PDUFA”) date of September 30, 2020) may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount adjustment is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. The adjustment is recognized in the Income Statement as remeasurement of borrowing arrangements within other operating income and expenses and finance costs in the period the revision is made.

As of June 30, 2020, management have assumed that RYONCIL for pediatric SR-aGVHD will obtain Biologics License Application (“BLA”) approval at the PDUFA action date of September 30, 2020. In August 2020, as disclosed in Note 15, the Oncologic Drugs Advisory Committee (“ODAC”) of the United States Food and Drug Administration (“FDA”) voted in favor that available data support the efficacy of RYONCIL in pediatric patients with SR-aGVHD. The ODAC is an independent panel of experts that evaluates efficacy and safety of data and makes appropriate recommendations to the FDA. Although the FDA will consider the recommendation of the panel, the final decision regarding the approval of the product is made solely by the FDA, and the recommendations by the panel are non-binding. An FDA decision could lead to a remeasurement of the carrying value of the NovaQuest borrowings as management update net sales forecasts and other key assumptions.

As at June 30, 2020, the Group has recognized a current liability of $4.5 million which represents the present value of interest payable of $4.2 million and $0.3 million loan administration fee which is payable annually in June.

In the years ended June 30, 2020 and 2019, the Group recognized losses of $0.8 million and $0.7 million, respectively, in the Income Statement as remeasurement of borrowing arrangements within other operating income. In the years ended June 30, 2020 and 2019, the Group recognized gains of $0.1 million and $Nil, respectively, in the Income Statement as remeasurement of borrowing arrangements within finance costs. These remeasurements relate to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our existing credit facility with NovaQuest.

The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s floating rate loan with the senior creditor, Hercules.

(ii) Compliance with loan covenants

Our loan facilities with Hercules and NovaQuest contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. In addition, under our loan and security agreement with Hercules, the Group are obliged to maintain certain levels of cash in the United States and a minimum unrestricted cash balance across the Group.

The Group has complied with the financial and other restrictive covenants of its borrowing facilities during the year ended June 30, 2020 and during the year ended June 30, 2019.

(ii)	Net debt reconciliation

(in U.S. dollars, in thousands)	As of June 30, 2020	As of June 30, 2019
Cash and cash equivalents	129,328	50,426
Borrowings Repayable within one year (1)	(35,974)	(14,007)
Borrowings Repayable after one year	(63,340)	(67,279)
Net Debt(2)	30,014	(30,860)

Cash and cash equivalents	129,328	50,426
Gross debt - fixed interest rates	(49,414)	(33,060)
Gross debt - variable interest rates	(49,900)	(48,226)
Net Debt(2)	30,014	(30,860)

(1)

In August 2020, as disclosed in Note 15, the Group amended the terms of the Hercules loan agreement to defer principal repayments to March 2021. As at June 30, 2020, principal repayments were due to commence in October 2020 and as a result $24.3 million of the borrowings were recognized as a current liability, given that the terms of the loan agreement to defer principal repayments were amended subsequent to the period end. Principal repayments can be further deferred to the loan maturity date of March 2022 if certain milestones are satisfied.

(2)	Net debt amount includes leases and borrowing arrangements

		Liabilities from financing activities			Other assets
(in U.S. dollars, in thousands)	Notes	Borrowings	Leases	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2019		(81,286)	—	(81,286)	50,426	(30,860)
Recognized on adoption of IFRS 16	22 (a)	—	(5,775)	(5,775)	—	(5,775)
		(81,286)	(5,775)	(87,061)	50,426	(36,635)
Cash Flows(1)		5,443	2,078	7,521	77,406	84,927
Remeasurement of borrowing arrangements		607	—	607	—	607
Other Changes(2)		(14,242)	(2,057)	(16,299)	—	(16,299)
Acquisition - leases		—	(4,083)	(4,083)	—	(4,083)
Foreign exchange adjustments		—	1	1	1,496	1,497
Net Debt as at June 30, 2020		(89,478)	(9,836)	(99,314)	129,328	30,014

(1)

Cash flows include the interest payments for borrowings and leases and payments of lease liabilities which are presented as operating and financing cash flows in the statement of cash flows, respectively.

(2)	Other changes include accrued interest expense which will be presented as operating cash flows in the statement of cash flows when paid.

(iv) Fair values of borrowing arrangements

The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.

g.Recognized fair value measurements

(i) Fair value hierarchy

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2020 and June 30, 2019 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2020
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,871	1,871
Total Financial Assets		—	—	1,871	1,871

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	45,166	45,166
Total Financial Liabilities		—	—	45,166	45,166

As of June 30, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	2,317	2,317
Total Financial Assets		—	—	2,317	2,317

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	47,534	47,534
Total Financial Liabilities		—	—	47,534	47,534

There were no transfers between any of the levels for recurring fair value measurements during the period.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and trading and financial assets at fair value through other comprehensive income) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market  data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions (contingent consideration) and equity securities (unlisted).

(ii) Valuation techniques used.

The Group used the discounted cash flow analysis to determine the fair value measurements of level 3 instruments.

(iii) Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments for the years ended June 30, 2020 and June 30, 2019:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2018	42,070
Amount used during the period	(800)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	6,264
Closing balance - June 30, 2019	47,534

Opening balance - July 1, 2019	47,534
Amount used during the period	(988)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(1,380)
Closing balance - June 30, 2020	45,166
(1)

In the year ended June 30, 2019 a loss of $6.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as probability of success, market penetration, developmental timelines, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the year ended June 30, 2020 a gain of $1.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, market penetration, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(iv) Valuation inputs and relationship to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of June 30,		Valuation	Unobservable	Year Ended June 30,		Relationship of unobservable inputs to
Description	2020	2019	technique	inputs(1)	2020	2019	fair value
Contingent consideration provision	45,166	47,534	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Year ended June 30, 2020: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.4%.

Year ended June 30, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

				Expected unit revenues	n/a	n/a

Year ended June 30, 2020: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 3%.

Year ended June 30, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

				Expected sales volumes	n/a	n/a

Year ended June 30, 2020: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 3%.

Year ended June 30, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

(v) Valuation processes

In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.

For the years ended June 30, 2020 and 2019, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. The remeasurement charged to the consolidated income statement was a net result of changes to key assumptions such as developmental timelines, market penetration, market population, product pricing, probability of success and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

As of June 30, 2020, management have assumed that RYONCIL will obtain BLA approval at the PDUFA action date of September 30, 2020. In August 2020, as disclosed in Note 15, the ODAC of the FDA voted in favor that available data support the efficacy of RYONCIL in pediatric patients with SR-aGVHD. The ODAC is an independent panel of experts that evaluates efficacy and safety of data and makes appropriate recommendations to the FDA. Although the FDA will consider the recommendation of the panel, the final decision regarding the approval of the product is made solely by the FDA, and the recommendations by the panel are non-binding. An FDA decision could lead to a remeasurement of contingent consideration as management update key assumptions to reflect that decision.

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2020	2019
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	28,801	28,005
Fair value of royalty payments from commercialization of the intellectual property acquired	16,365	19,529
	45,166	47,534

The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:

The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit revenues:	Expected market sale price of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.
Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.